Overview and Summary of Significant Accounting Policies - Segment Reporting (Details)	3 Months Ended
Mar. 31, 2023 segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments	1
Number of reportable segments	1